Basis of preparation	6 Months Ended
Jun. 30, 2018
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Basis of preparation
2.	Basis of preparation

2.1.	Statement of compliance and authorization of unaudited consolidated interim financial statements

These unaudited consolidated interim financial statements have been prepared and presented in accordance with IAS 34 – “Interim Financial Reporting” as issued by the International Accounting Standards Board (IASB). They present the significant changes in the period, avoiding repetition of certain notes to the financial statements previously reported. Hence, it should be read together with the Company’s audited annual financial statements for the year ended December 31, 2017, which include the full set of notes.

These unaudited consolidated interim financial statements were approved and authorized for issue by the Company’s Board of Directors in a meeting held on August 2, 2018.

2.2.	Functional and presentation currency

The functional currency of Petrobras and all of its Brazilian subsidiaries is the Brazilian Real. The functional currency of most of the Petrobras entities that operate outside Brazil is the U.S. dollar.

Petrobras has selected the U.S. Dollar as its presentation currency to facilitate a more direct comparison to other oil and gas companies. The financial statements have been translated from the functional currency (Brazilian Real) into the presentation currency (U.S. Dollar). All assets and liabilities are translated into U.S. dollars at the closing exchange rate at the date of the financial statements; income and expenses, as well as cash flows are translated into U.S. dollars using the average exchange rates prevailing during the period. All exchange differences arising from the translation of the consolidated financial statements from the functional currency into the presentation currency are recognized as cumulative translation adjustments (CTA) within accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity.

Brazilian Real x U.S. Dollar	Jun 2018	Mar 2018	Dec 2017	Sep 2017	Jun 2017	Mar 2017
Quarterly average exchange rate	3.61	3.24	3.25	3.16	3.22	3.15
Period-end exchange rate	3.86	3.32	3.31	3.17	3.31	3.17